SERIES A PREFERRED UNITS (Details) - Athena Technology Solutions Holdings, LLC $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) AGREEMENT PURCHASEAGREEMENTUNIT $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Temporary Equity [Line Items]
Shares issued (in shares) | shares		15,342	100,000	100,000
Issuance of Series A preferred units	$ 100,000	$ 3,142
Annual preferred return rate (as a percent)	5.00%
Conditional increase in preferred return rate (as a percent)	8.00%
Additional increase in preferred return rate (as a percent)	1.00%
Conversion price as a percentage of fair value (as a percent)	80.00%
Conversion price as a percentage of initial public offering price (as a percent)	80.00%
Threshold redemption delay period (in days)	180 days
Increase in preferred return rate upon redemption delay (as a percent)	15.00%
Issuance costs	$ 80
Derivative liability	19,999	25,541	$ 19,999		$ 19,999	$ 0
Carrying amount net of issuance costs	79,921
Series A preferred units, no par value, 120,000 units authorized, 115,342 and 100,000 units issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	$ 80,371	$ 93,908	$ 80,371		$ 80,371	$ 0
Redemption value (in dollars per share) | $ / shares	$ 1,000	$ 1,000	$ 1,000		$ 1,000
Accretion of dividends	$ 370	$ 1,700			$ 400
Number of unit purchase agreements | PURCHASEAGREEMENTUNIT		2
Mezzanine equity, units outstanding (in units) | shares	100,000	115,342	100,000		100,000	0
Increase in carrying value		$ 1,400			$ 450
Change in fair value of derivative liability		$ 2,400
Related Party
Temporary Equity [Line Items]
Shares issued (in shares) | shares		15,342
Issuance of Series A preferred units		$ 15,300
Issuance costs		25
Derivative liability		3,100
Carrying amount net of issuance costs		$ 12,200
Number of unit purchase agreements | AGREEMENT		2
Redemption on or before December 4, 2028
Temporary Equity [Line Items]
Redemption price as a percentage of liquidation value (as a percent)	102.00%
Redemption after December 4, 2028 but on or before December 4, 2029
Temporary Equity [Line Items]
Redemption price as a percentage of liquidation value (as a percent)	101.00%